Consolidated Statement of Profit or Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
Profit or loss [Abstract]
Revenue	¥ 16,222,442	$ 2,563,030	¥ 13,664,840	¥ 13,733,437
Cost of sales	(12,707,419)	(2,007,681)	(10,700,655)	(10,942,865)
Gross profit	3,515,023	555,349	2,964,185	2,790,572
Other operating income	647,352	102,276	117,954	106,931
Other operating expenses	(22,719)	(3,589)	(22,599)	(87,594)
Research and development costs	(608,181)	(96,088)	(588,007)	(506,955)
Selling, general and administrative costs	(1,815,853)	(286,892)	(1,504,360)	(1,497,774)
Operating profit	1,715,622	271,056	967,173	805,180
Finance costs	(100,439)	(15,869)	(79,683)	(116,351)
Share of (loss)/profit of associates and joint ventures, ne of tax	10,054	1,589	(3,612)	(2,691)
Profit before tax	1,625,237	256,776	883,878	686,138
Income tax expense	(220,167)	(34,785)	(160,270)	(176,818)
Profit for the year	1,405,070	221,991	723,608	509,320
Attributable to:
Equity holders of the parent	953,922	150,713	515,737	341,108
Non-controlling interests	451,148	71,278	207,871	168,212
Profit for the year	¥ 1,405,070	$ 221,991	¥ 723,608	¥ 509,320
Earnings per share
- Basic | (per share)	¥ 23.40	$ 3.70	¥ 12.89	¥ 8.81
- Diluted | (per share)	¥ 23.40	$ 3.70	¥ 12.89	¥ 8.81